Note 3 - Liquidity Risks and Management's Plans (Details Textual) - USD ($) $ in Thousands	Oct. 24, 2019	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and Cash Equivalents, at Carrying Value, Ending Balance		$ 4,437	$ 11,187	$ 1,815
Liabilities, Current, Total		16,278	20,633	$ 11,760
Loans Payable, Current, Total		$ 7,800	$ 8,000
Common Stock, Shares Authorized		120,000,000	120,000,000	120,000,000
Preferred Stock, Shares Authorized		5,000,000	5,000,000	5,000,000
Common Stock, Capital Shares Available for Issuance		72,000,000	72,000,000
Preferred Stock, Capital Shares Available for Issuance		5,000,000	5,000,000
Subsequent Event [Member] | LPH II [Member] | LPH II Loan [Member]
Proceeds from Issuance of Debt	$ 1,000